Assets Charged As Security For Liabilities And Collateral Accepted As Security For Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance

The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2018 £m	2017 £m
On-balance sheet:
Cash and balances at central banks	1,080	1,010
Trading assets	—	17,092
Loans and advances to customers – securitisations and covered bonds (See Note 15)	35,694	35,421
Loans and advances to customers – other	15,175	15,078
Loans and advances to banks	218	105
Other financial assets at amortised cost	3,763
Financial assets at fair value through other comprehensive income	5,825
Financial investments		6,755

Total on-balance sheet	61,755	75,461

Total off-balance sheet	15,220	33,013

Schedule of Collateral Held as Security For Assets

The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2018 £m	2017 £m
On-balance sheet:
Trading liabilities	—	1,911
Deposits by customers	—	8
Deposits by banks	4,048	1,760

Total on-balance sheet	4,048	3,679

Total off-balance sheet	23,236	38,655